Pension and Postretirement Benefits - Allocations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plan and Post-Retirement Benefits
Weighted-average asset allocations (as a percent)	100.00%	100.00%
Target Allocation (as a percent)	100.00%
Fixed income:
Pension Plan and Post-Retirement Benefits
Weighted-average asset allocations (as a percent)	56.00%	55.00%
Target Allocation (as a percent)	53.00%
Equity securities:
Pension Plan and Post-Retirement Benefits
Weighted-average asset allocations (as a percent)	41.00%	40.00%
Target Allocation (as a percent)	47.00%
Cash and cash equivalents
Pension Plan and Post-Retirement Benefits
Weighted-average asset allocations (as a percent)	1.00%	3.00%
Other securities
Pension Plan and Post-Retirement Benefits
Weighted-average asset allocations (as a percent)	2.00%	2.00%